As filed with the Securities and Exchange Commission on August 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Richard J. Berthy, Principal Executive Officer
Trudance L.C. Bakke, Principal Financial Officer
Three Canal Plaza
Suite 100
Portland, ME 04101
207-553-7110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-468-6473

Date of fiscal year end: December 31

Date of reporting period:  January 1, 2017 – June 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

Wintergreen Fund, Inc.

Investor Class (WGRNX)
Institutional Class (WGRIX)

June 30, 2017
(Unaudited)

www.wintergreenfund.com

1-888-468-6473

Wintergreen Fund, Inc. is an open-end diversified
management investment company that seeks
capital appreciation.

To receive investor materials electronically — see inside cover

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For the latest Wintergreen Fund, Inc. news and performance, scan the image on the cover with a “QR Reader” on your smartphone to visit www.wintergreenfund.com

TABLE OF CONTENTS

Performance Chart and Analysis	1
A Message to Our Shareholders	3
Portfolio Profile	6
Financial Highlights	7
Statement of Investments	9
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Notes to Financial Statements	17
Additional Information	29

WINTERGREEN FUND, INC.
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2017 (Unaudited)

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Shares redeemed within 60 days of purchase are subject to a 2.00% redemption fee. As stated in the current prospectus, the Wintergreen Fund, Inc. (the “Fund”) total annual operating expense ratio for the Investor Class shares is 2.00% and for the Institutional Class is 1.75%.  After management fee waivers, the Fund's annual operating expense ratios are currently limited to 1.95% for the Investor Class and 1.70% for the Institutional Class, as stated in the financial statements that accompany this report.  Since inception, certain fees were waived  and/or expenses reimbursed; otherwise the performance would have been lower. The S&P 500 Index (the “Index”) is a broad-based unmanaged index representing the performance of 500 widely held common stocks.

Investor Class

Performance to	One	Five	Ten	Since Inception
6/30/2017	Year	Year	Year	10/17/2005
Cumulative:
Wintergreen Fund, Inc.	15.78%	36.63%	47.48%	99.77%
S&P 500 Index	17.90%	97.92%	100.08%	161.02%
Annualized:
Wintergreen Fund, Inc.	15.78%	6.44%	3.96%	6.09%
S&P 500 Index	17.90%	14.63%	7.18%	8.54%

Institutional Class

Performance to		One	Five	Since Inception
6/30/2017		Year	Year	12/30/2011
Cumulative:
Wintergreen Fund, Inc.		16.09%	38.32%	37.83%
S&P 500 Index		17.90%	97.92%	116.70%
Annualized:
Wintergreen Fund, Inc.		16.09%	6.70%	6.00%
S&P 500 Index		17.90%	14.63%	15.09%

Converting from Investor Class to Institutional Class Shares

If the current market value of your accounts in the Investor Class is at least $100,000, you may elect to convert the accounts from Investor Class to Institutional Class shares in the Fund on the basis of relative net asset value (“NAV”). Converting from Investor Class to Institutional Class shares may not be available at certain financial intermediaries, or there may be additional costs associated with this conversion charged by your financial intermediary. There is no fee for converting accounts held directly with the Fund. Because the NAV per share of the Institutional Class shares may be higher or lower than that of the Investor Class shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Institutional Class shares than the number of Investor Class shares converted.

You may convert from Investor Class to Institutional Class shares by calling the Fund at (888) GOTOGREEN (888-468-6473) or your financial intermediary if you don’t have a direct account with the Fund. If the total market value of your Institutional Class shares account declines to less than $100,000 due to a redemption, your Institutional Class shares may be converted into Investor Class shares of the Fund on the basis of relative NAV. Although the total dollar value will be the same, a shareholder may receive more or fewer Investor Class shares than the number of Institutional Class shares converted. Please see “Shareholder Information” in the Fund’s prospectus. A conversion from Investor Class shares to Institutional Class shares of the Fund or from Institutional Class shares to Investor Class shares of the Fund pursuant to the preceding paragraphs should generally not be a taxable exchange for federal income tax purposes. Please contact your tax advisor or accountant to discuss your specific situation.

WINTERGREEN FUND, INC.
PERFORMANCE CHART AND ANALYSIS (concluded)
JUNE 30, 2017 (Unaudited)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT OR $100,000 INVESTMENT

The following charts reflect the change in value of a hypothetical $10,000 investment in Investor Class shares of the Fund over the last 10 years and the value of a hypothetical $100,000 investment in Institutional Class shares of the Fund since the inception date of the share class, compared with a broad-based securities market index. The returns shown include reinvestment of dividends and capital gains distributions, if any. One cannot invest directly in an index. The total return of the Fund includes operating expenses that reduce returns while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for direct investment. Performance reflects, for certain periods, the management fee waiver then in effect.  In the absence of such waivers, total returns for those periods would be reduced.

Investor Class — Change in a $10,000 investment for the past 10 years

Institutional Class — Change in a $100,000 investment since inception

The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be higher or lower than the performance shown.  For the most recent month-end performance or for any other questions about the Fund, please call (888) GOTOGREEN (888-468-6473).

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2017 (Unaudited)

Dear Fellow Wintergreen Fund Shareholder,

Wintergreen Fund, Inc. (the “Fund” or “Wintergreen”) outpaced the Standard & Poor’s 500 Composite Index (“S&P 500”) during the first half of 2017, with the Fund’s Investor Class returning 10.99% and the Institutional Class returning 11.08%, compared to the S&P 500’s return of 9.34%.  The Fund’s performance during the first half of 2017 benefitted from strong returns from long-term holdings Reynolds American, Inc. (“Reynolds”), British American Tobacco plc (“BAT”), and Nestle SA (“Nestle”).  Birchcliff Energy, Ltd., one of the Fund’s best performers in 2016, lagged during the first six months of 2017, along with Provident Financial plc, and Baker Hughes, Inc.

With the changing winds of the stock market, we believe that Wintergreen’s value investing approach is a critical strategy for investors today.  In addition to identifying companies with strong fundamentals and compelling growth paths at significant discounts, value investing allows investors to hedge a market stressed by securities that have become over weighted and overpriced due to the rise of passive index funds.

Keep your eyes on the stars,
and your feet on the ground.
- Teddy Roosevelt

Since the Fund’s inception in 2005, Wintergreen has held significant investments in both BAT and Reynolds.  BAT’s management team has increased the company’s operating margin from the high-20s to mid-30s, doubled free cash flow to well over GBPi 3 billion per year, and raised the dividend by a 12% compounded annual growth rate.  At the same time, the Reynolds management team used a value formula that consisted of employing pricing power, generating substantial free cash flow, and returning much of that cash to shareholders through increasing dividends and share repurchases.  Earlier this year, BAT, which has a global footprint and had long held approximately 42% of Reynolds shares, announced a bid for the remainder of Reynolds, which primarily caters to consumers in the U.S.  In addition to corporate due diligence, this deal required both government and shareholder approval before the transaction could occur.  We saw significant value in both companies individually, and believed there was considerable future value whether or not the acquisition occurred.  After careful consideration, the Fund supported the proposed transaction. We believe it will benefit shareholders of both companies for the long run.

It is worth noting that the BAT purchase of Reynolds closed on July 25, 2017, after the reporting period for this report.  Reynolds shares will no longer trade on the NYSE, with the company now under full ownership of BAT. Reynolds continues to produce steady cash flows from its leading U.S. brands, while it assists BAT in its product diversification efforts.  The merger seems to be well-timed for BAT shareholders as Reynolds is just at the beginning of an accelerated growth curve fueled by “next generation” products, or those that are smoke-free. We believe that BAT and Reynolds have rewarded shareholders handsomely over the years with historically predictable earnings, accretive acquisitions (including former portfolio holding Lorillard in 2015), and increasing dividends, and that the future of the now combined company continues to be bright.

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS (continued)
JUNE 30, 2017 (Unaudited)

Pursue the things you love doing,
and do them so well that people can’t take their eyes off you.
- Maya Angelou

During the first-half of 2017, the Fund took profits on two sets of Nestle long-dated call options that the Fund purchased in 2013.  At that time, Nestle was trading near CHFii 65 per share, and it seemed that the market indicated flat growth for the company.  We thought otherwise, as we have been investors in Nestle’s common stock since 2007, and participated in many growth developments including, product innovations, new categories, acquisitions, emerging market growth, and management changes.  We identified and executed on an intriguing value investment in late 2013 when we took advantage of an opportunity in call options.  The Fund bought a set of options with a strike price of CHF 60, and another set with a strike price of CHF 68.  In early June of this year, when Nestle common shares traded at approximately CHF 83 per share, the Fund sold these options as they were ‘deep in the money’.

We believe that our diligence and advocacy for the Fund’s shareholders allows us to take advantage of opportunities like this.  It also is an example of our knowledge of options and our discipline to sell when purchased securities arrive at full value.  While the Fund sold the options, it continues to hold the common stock because of our continued long-term confidence in the historically steady performance of this global giant and its new CEO.  The first major step the new CEO plans to take is the sale of their U.S. chocolate business, which will include the Butterfinger and Baby Ruth brands.  We endorse the strategy of concentrating on faster growing segments in Nestle’s operations and staying ahead of changing markets, trends, and tastes.

What is right is not always popular,
and what is popular is not always right.
- Albert Einstein

In the U.S., most of the investment focus since the 2008 market disruption has been directed towards index/passive investing.  The market weighted investment in large baskets of securities has become the default investment of many.  We believe that Wintergreen continues to be well positioned as an alternative that provides meaningful diversification from any index.  Wintergreen has maintained its approach without wavering from solid reliance on the sound principles of value investing.

WINTERGREEN FUND, INC.
A MESSAGE TO OUR SHAREHOLDERS (concluded)
JUNE 30, 2017 (Unaudited)

We are pleased with the Fund’s recent performance and are enthusiastic about the future of true value investing.  We believe that the Fund’s holdings are great companies with compelling valuations that the crowd has ignored, choosing instead to focus on a few stocks creating a momentum bubble.  With the closing of the BAT/Reynolds deal, the Fund is positioned to take advantage of investing opportunities as they arise.

Thank you for your continued investment in the Fund.

Sincerely,

David J. Winters, CFA
Portfolio Manager

i  British Pound
ii Swiss Franc

IMPORTANT INFORMATION

The Fund is subject to several risks, any of which could cause an investor to lose money. Please review the prospectus for a complete discussion of the Fund’s risks which include, but are not limited to, the following: possible loss of principal amount invested, stock market risk, value risk, interest rate risk, income risk, credit risk, currency risk, and foreign/emerging market risk, and sector and industry risk. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Short sale risk is the risk that the Fund will incur an unlimited loss if the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. In light of these risks, the Fund may not be suitable for all investors.

The views contained in this report are those of the Fund’s portfolio manager as of June 30, 2017, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process and strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolio. Holdings and allocations are subject to risks and to change. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

WINTERGREEN FUND, INC.
PORTFOLIO PROFILE
JUNE 30, 2017 (Unaudited)

% of Net Assets by Country

% of
Sector	Net Assets
Consumer Staples	48.4%
Real Estate	15.2%
Consumer Discretionary	7.4%
Industrials	7.1%
Information Technology	4.7%
Energy	3.7%
Materials	2.7%
Financials	2.2%
Health Care	0.2%
Short-Term Investments &
Liabilities in Excess of Other Assets	8.4%

Top Ten Holdings*
% of
Issuer	Net Assets
Reynolds American Inc.	22.8%
Consolidated-Tomoka Land Co.	15.0%
British American Tobacco plc	11.4%
Altria Group Inc.	4.9%
Compagnie Financiere
Richemont SA, Reg	4.8%
Alphabet, Inc., Class A/C	4.7%
Heineken Holding NV	4.3%
Nestlé SA, Reg	3.8%
Union Pacific Corp.	3.6%
Elbit Systems Ltd.	3.5%

*Excludes short-term investments

WINTERGREEN FUND, INC.
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period:

	Investor Class
	For the
	Six Month
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2016	2015	2014	2013	2012
NET ASSET VALUE,
Beginning of Period	$15.20	$15.50	$17.09	$17.60	$15.10	$14.09
INVESTMENT OPERATIONS
Net investment income(a)	0.03	0.00(b )	0.03	0.06	0.03	0.02
Net realized and unrealized gain (loss)
on investments, securities sold short,
foreign currency transactions, and
forward currency contracts	1.64	1.03	(1.22)	(0.36)	2.51	1.04
Total from Investment Operations	1.67	1.03	(1.19)	(0.30)	2.54	1.06
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—	(0.50)	(0.40)	(0.21)	(0.04)	(0.05)
Net realized gain	—	(0.83)	—	—	—	—
Total Distributions to Shareholders	—	(1.33)	(0.40)	(0.21)	(0.04)	(0.05)
Redemption fees(a)(b)	0.00	0.00	0.00	0.00	0.00	0.00
NET ASSET VALUE,
End of Period	$16.87	$15.20	$15.50	$17.09	$17.60	$15.10
TOTAL RETURN(d)	10.99%	6.67%	(6.94)%	(1.68)%	16.81%	7.51%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period
(000’s omitted)	$294,292	$303,278	$478,047	$1,000,011	$1,274,770	$1,274,139
Ratios of net investment income
to average net assets(e):
Before fee waiver	0.18%	(0.03)%	0.17%	0.31%	0.19%	0.17%
After fee waiver	0.28%	0.02%	0.17%	0.31%	0.19%	0.17%
Ratios of expenses to average net assets
excluding borrowing dividend expense(e):
Before fee waiver	2.05%	2.00%	1.92%	1.89%	1.85%	1.89%
After fee waiver	1.95%	1.95%	1.92%	1.89%	1.85%	1.89%
Borrowing expense	—%	—%	—%	—%	—%	0.00	%(c)
Net Expenses	1.95%	1.95%	1.92%	1.89%	1.85%	1.89%
PORTFOLIO TURNOVER RATE(d)	1%	8%	3%	13%	12%	14%
________________________________________________________________

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Less than 0.005%.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
FINANCIAL HIGHLIGHTS (concluded)

These financial highlights reflect selected data for a share outstanding throughout each period:

	Institutional Class
	For the
	Six Month
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2016	2015	2014	2013	2012
NET ASSET VALUE,
Beginning of Period	$15.16	$15.47	$17.07	$17.59	$15.09	$14.09
INVESTMENT OPERATIONS
Net investment income(a)	0.04	0.04	0.07	0.10	0.07	0.06
Net realized and unrealized gain (loss)
on investments, securities sold short,
foreign currency transactions, and
forward currency contracts	1.64	1.04	(1.22)	(0.36)	2.51	1.03
Total from Investment Operations	1.68	1.08	(1.15)	(0.26)	2.58	1.09
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—	(0.56)	(0.45)	(0.26)	(0.08)	(0.09)
Net realized gain	—	(0.83)	—	—	—	—
Total Distributions to Shareholders	—	(1.39)	(0.45)	(0.26)	(0.08)	(0.09)
Redemption fees(a)(b)	0.00	0.00	0.00	0.00	0.00	0.00
NET ASSET VALUE,
End of Period	$16.84	$15.16	$15.47	$17.07	$17.59	$15.09
TOTAL RETURN(d)	11.08%	7.01%	(6.70)%	(1.47)%	17.09%	7.72%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period
(000’s omitted)	$173,659	$170,137	$218,996	$477,870	$474,135	$340,462
Ratios of net investment income
to average net assets(e):
Before fee waiver	0.43%	0.22%	0.40%	0.55%	0.41%	0.41%
After fee waiver	0.53%	0.27%	0.40%	0.55%	0.41%	0.41%
Ratios of expenses to average net
assets excluding borrowing
dividend expense(e):
Before fee waiver	1.80%	1.75%	1.69%	1.65%	1.63%	1.64%
After fee waiver	1.70%	1.70%	1.69%	1.65%	1.63%	1.64%
Borrowing expense	—%	—%	—%	—%	—%	0.00	%(c)
Net Expenses	1.70%	1.70%	1.69%	1.65%	1.63%	1.64%
PORTFOLIO TURNOVER RATE(d)	1%	8%	3%	13%	12%	14%
________________________________________________________________

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Less than 0.005%.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Value
Common Stocks — 91.6%

Aerospace & Defense — 3.5%
Elbit Systems Ltd.	Israel	133,157	$13,333,243	$16,425,375

Beverages — 4.3%
Heineken Holding NV	Netherlands	218,202	17,746,664	19,999,898

Chemicals — 2.7%
Frutarom Industries Ltd.	Israel	8,109	204,461	567,434
Sika AG, Br	Switzerland	1,867	6,387,427	11,993,659
			6,591,888	12,561,093
Consumer Finance — 2.2%
Provident Financial plc	United Kingdom	323,116	11,050,961	10,239,147

Diversified Financial Services — 0.0%
Berkshire Hathaway Inc., Class B(a)	United States	100	7,842	16,937

Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	United States	33,449	1,730,645	1,823,305

Food Products — 4.1%
Lotte Confectionery Co., Ltd.	South Korea	8,150	1,333,923	1,410,392
Nestlé SA, Reg	Switzerland	202,234	7,183,888	17,599,778
			8,517,811	19,010,170
Hotels, Restaurants & Leisure — 0.3%
Bergbahnen Engelberg-
Truebsee-Titlis AG, Reg	Switzerland	4,169	1,429,698	1,582,559

Internet Software & Services — 4.7%
Alphabet, Inc., Class A(a)	United States	11,929	3,088,035	11,090,153
Alphabet, Inc., Class C(a)	United States	12,220	3,147,383	11,104,680
			6,235,418	22,194,833
Media — 0.2%
Liberty Global plc LiLAC, Class A(a)	United Kingdom	18,888	507,944	411,192
Liberty Media Corp.-Liberty
Formula One, Class A(a)	United States	16,672	476,679	584,020
			984,623	995,212

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS (continued)
JUNE 30, 2017 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Value
Oil, Gas & Consumable Fuels — 3.4%
Birchcliff Energy Ltd.	Canada	3,326,375	$18,901,943	$15,672,541

Pharmaceuticals — 0.2%
Roche Holding AG	Switzerland	2,930	714,586	746,174

Real Estate Management & Development — 15.2%
Cheung Kong Property Holdings Ltd.	Hong Kong	135,339	944,058	1,060,011
Consolidated-Tomoka Land Co.(b)	United States	1,232,334	54,951,483	70,181,421
			55,895,541	71,241,432
Road & Rail — 3.6%
Union Pacific Corp.	United States	156,426	11,603,352	17,036,356

Textiles, Apparel & Luxury Goods — 6.8%
Compagnie Financiere
Richemont SA, Reg	Switzerland	271,696	7,348,030	22,383,965
Swatch Group AG, Br	Switzerland	25,591	5,072,354	9,450,175
			12,420,384	31,834,140
Tobacco — 40.0%
Altria Group Inc.	United States	305,421	8,839,246	22,744,702
British American Tobacco plc	United Kingdom	782,405	22,218,188	53,336,995
Gudang Garam Tbk PT	Indonesia	751,212	2,689,924	4,413,423
Reynolds American Inc.	United States	1,643,159	28,643,661	106,871,061
			62,391,019	187,366,181
Total Common Stocks			229,555,618	428,745,353

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS (continued)
JUNE 30, 2017 (Unaudited)

Industry

Security Description	Country	Principal	Cost		Value
Short-Term Investments — 8.0%

U.S. Treasury Obligations — 8.0%
United States Treasury Bills	United States
Maturity Date: 12/07/2017,
Yield to Maturity 0.81%		$12,000,000	$11,957,282		$11,944,260
Maturity Date: 03/29/2018,
Yield to Maturity 1.01%		17,500,000	17,368,904		17,353,875
Maturity Date: 05/24/2018,
Yield to Maturity 1.18%		8,500,000	8,409,589		8,409,552
Total U.S. Treasury Obligations			37,735,775		37,707,687
Total Short-Term Investments			37,735,775		37,707,687

Money Market Funds — 0.6%		Shares
JPMorgan U.S. Government Money
Market Fund, Yield 0.46%(c)	United States	2,658,334	2,658,334		2,658,334
Total Money Market Funds			2,658,334		2,658,334
Total Investments — 100.2%			$269,949,727	*	$469,111,374
Liabilities in Excess of Other Assets — (0.2)%					(1,160,419)
Net Assets — 100.0%					$467,950,955
________________________________________________________________

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated Issuer. See Note 6.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2017.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, and is unaudited.

Selected Abbreviations

Br	Bearer
Reg	Registered

*	Cost for federal income tax purposes is $269,949,727. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$206,675,825
Gross Unrealized Depreciation	(7,514,178)
Net Unrealized Appreciation	$199,161,647

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS (continued)
JUNE 30, 2017 (Unaudited)

FORWARD CURRENCY CONTRACTS

As of June 30, 2017, the Fund had the following forward currency contracts outstanding:

						Net
				Contract		Unrealized
		Settlement		Amount	Value	Gain/(Loss)
Contracts		Date	Counterparty	(USD)	(USD)	(USD)
To sell:
	11,600,000 CAD	1/29/2018	SVEN	$8,554,257	$8,969,016	$(414,759)
To buy:
	1,700,000 CAD	1/29/2018	SVEN	(1,270,553)	(1,314,425)	43,872
Net Value of CAD Contracts				7,283,704	7,654,591	(370,887)

To sell:
	10,000,000 CHF	9/25/2017	SVEN	9,927,135	10,488,282	(561,147)
	5,200,000 CHF	2/26/2018	SVEN	5,439,899	5,513,385	(73,486)
	16,900,000 CHF	3/14/2018	SVEN	17,648,656	17,938,510	(289,854)
Net Value of CHF Contracts				33,015,690	33,940,177	(924,487)

To sell:
	6,350,000 EUR	11/13/2017	SVEN	6,868,160	7,307,165	(439,005)
	1,700,000 EUR	12/28/2017	SVEN	1,848,750	1,961,314	(112,564)
	900,000 EUR	2/26/2018	SVEN	1,025,640	1,041,903	(16,263)
Net Value of EUR Contracts				9,742,550	10,310,382	(567,832)

To sell:
	6,000,000 GBP	9/12/2017	SVEN	7,585,860	7,832,827	(246,967)
	7,200,000 GBP	12/8/2017	SVEN	8,822,808	9,424,257	(601,449)
	4,600,000 GBP	1/29/2018	SVEN	5,952,276	6,030,485	(78,209)
	8,600,000 GBP	3/14/2018	SVEN	10,995,100	11,289,364	(294,264)
Net Value of GBP Contracts				33,356,044	34,576,933	(1,220,889)

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS (concluded)
JUNE 30, 2017 (Unaudited)

					Net
			Contract		Unrealized
	Settlement		Amount	Value	Gain/(Loss)
Contracts	Date	Counterparty	(USD)	(USD)	(USD)
To sell:
4,000,000 ILS	12/8/2017	SVEN	$1,098,222	$1,154,374	$(56,152)
18,200,000 ILS	1/29/2018	SVEN	5,050,225	5,264,812	(214,587)
7,400,000 ILS	2/26/2018	SVEN	2,083,099	2,143,453	(60,354)
Net Value of ILS Contracts			8,231,546	8,562,639	(331,093)
Net Value of Outstanding
Forward Currency Contracts			$91,629,534	$95,044,722	$(3,415,188)

Currencies:		Counterparty:
CAD	= Canadian Dollar	SVEN = Svenska Handelsbanken
CHF	= Swiss Franc
EUR	= Euro
GBP	= British Pound
ILS	= Israeli Shekel
USD	= U.S. Dollar

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers (Cost $214,998,244)	$398,929,953
Affiliated issuers (Cost $54,951,483)	70,181,421
Investments in securities, at fair value (Cost $269,949,727)		$469,111,374
Foreign currency (Cost $54,353)		54,508
Unrealized gain on forward currency contracts		43,872
Receivables:
Investment securities sold		2,336,751
Interest and dividends		1,726,929
Fund shares sold		31,898
Prepaid expenses		49,208
TOTAL ASSETS		473,354,540
LIABILITIES
Unrealized loss on forward currency contracts		3,459,060
Payables:
Fund shares redeemed		819,237
Accrued Liabilities:
Investment advisory fees		549,614
Distribution fees — Investor Class		336,164
Directors’ fees and expenses		14,573
Compliance services fees		7,629
Other expenses		217,308
TOTAL LIABILITIES		5,403,585
NET ASSETS		$467,950,955
COMPONENTS OF NET ASSETS
Paid-in capital		$240,548,546
Distribution in excess of net investment income		(3,947,855)
Net realized gain on investments, foreign currency transactions,
and forward currency contracts		35,593,383
Net unrealized appreciation (depreciation) on:
Investments		199,161,647
Foreign currency translations and forward currency contracts		(3,404,766)
NET ASSETS		$467,950,955
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
INVESTOR CLASS
Based on net assets of $294,291,940 and 17,441,535 shares outstanding
(500,000,000 shares authorized)		$16.87
INSTITUTIONAL CLASS
Based on net assets of $173,659,015 and 10,311,373 shares outstanding
(500,000,000 shares authorized)		$16.84

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income (Net of foreign withholding tax of $205,506)	$5,013,268
Interest income	163,778
Dividend income from affiliated issuer	98,587
Total Investment Income	5,275,633
EXPENSES
Investment advisory fees	3,550,392
Distribution fees — Investor Class	376,826
Transfer agency fees	157,566
Professional fees	140,808
Directors fees and expenses	97,092
Administrator fees	80,013
Compliance services fees	45,040
Accounting fees	39,623
Custodian fees	39,155
Miscellaneous expenses	100,082
Total Expenses	4,626,597
Fees waived	(225,993)
Net Expenses	4,400,604
NET INVESTMENT INCOME	875,029
REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net Realized Gain on:
Unaffiliated investments	20,876,862
Foreign currency transactions and forward currency contracts	3,294,959
Net Realized Gain on Investments and Foreign Currency	24,171,821
Net Increase (Decrease) in Unrealized Appreciation/Depreciation on:
Unaffiliated investments	28,674,439
Affiliated investments	4,350,139
Foreign currency translations and forward currency contracts	(8,161,538)
Net Increase in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	24,863,040
NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY	49,034,861
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,909,890

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
JUNE 30, 2017 (Unaudited)

	For the Six Month
	Period Ended	For the
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
OPERATIONS
Net investment income	$875,029	$610,733
Net realized gain on investments, foreign currency
transactions and forward currency contracts	24,171,821	30,957,564
Net change in unrealized appreciation/depreciation on investments,
foreign currency translations, and forward currency contracts	24,863,040	2,032,999
Increase in Net Assets Resulting from Operations	49,909,890	33,601,296
DISTRIBUTIONS TO SHAREHOLDERS FROM — INVESTOR CLASS
Net investment income	—	(9,490,761)
Net realized gain	—	(15,546,697)
Total Distributions to Shareholders	—	(25,037,458)
DISTRIBUTIONS TO SHAREHOLDERS FROM — INSTITUTIONAL CLASS
Net investment income	—	(5,941,658)
Net realized gain	—	(8,717,593)
Total Distributions to Shareholders	—	(14,659,251)
CAPITAL SHARE TRANSACTIONS — INVESTOR CLASS(1)(2)
Proceeds from sales of shares	6,856,936	17,102,854
Proceeds from reinvestment of distributions	—	22,089,154
Cost of redemption of shares	(47,606,816)	(210,605,625)
Redemption fees	2,453	6,930
Net Decrease in Net Assets from Capital Share Transactions — Investor Class	(40,747,427)	(171,406,687)
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS(1)(2)
Proceeds from sales of shares	7,713,401	23,064,431
Proceeds from reinvestment of distributions	—	13,816,350
Cost of redemption of shares	(22,340,611)	(83,011,047)
Redemption fees	119	5,137
Net Decrease in Net Assets from Capital Share Transactions — Institutional Class	(14,627,091)	(46,125,129)
Decrease In Net Assets	(5,464,628)	(223,627,229)
NET ASSETS
Beginning of Period	473,415,583	697,042,812
End of Period (includes undistributed net investment income of $(3,947,855)
for the six-months ended 6/30/2017 and $(4,822,884) for the year ended 12/31/2016)	$467,950,955	$473,415,583
SHARE TRANSACTIONS — INVESTOR CLASS(1)(2)
Sale of shares	429,602	1,102,782
Reinvestment of distributions	—	1,459,957
Redemption of shares	(2,935,155)	(13,459,821)
Decrease in Shares — Investor Class	(2,505,553)	(10,897,082)
SHARE TRANSACTIONS — INSTITUTIONAL CLASS(1)(2)
Sale of shares	473,056	1,489,682
Reinvestment of distributions	—	916,204
Redemption of shares	(1,386,636)	(5,336,256)
Decrease in Shares — Institutional Class	(913,580)	(2,930,370)

(1)
For the period ended June 30, 2017, conversions between the Investor and Institutional Class resulted in 82,133 shares and $1,325,919 reported in redemptions for the Investor Class and 82,337 shares and $1,325,919 reported in subscriptions for the Institutional Class.

(2)
For the year ended December 31, 2016, conversions between the Investor and Institutional Class resulted in 129,342 shares and $2,027,248 reported in redemptions for the Investor Class and 129,449 shares and $2,027,248 reported in subscriptions for the Institutional Class.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

Note 1. Organization

Wintergreen Fund, Inc. (the “Fund”) is an open-end, diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). The Fund was organized as a Maryland corporation on May 5, 2005 and the Investor Class inception date was October 17, 2005. The Institutional Class inception date was December 30, 2011. Investor Class shares and Institutional Class shares redeemed within 60 days of purchase are subject to a 2.0% redemption fee. Institutional Class shares do not bear a distribution and shareholder services fee (see Note 3). The Fund is authorized to issue 500,000,000 shares of beneficial interest with $0.001 per share par value of Investor Class shares and 500,000,000 shares of beneficial interest with $0.001 per share par value of Institutional Class shares. The Fund seeks capital appreciation and may invest a substantial portion of its assets in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation — The Fund calculates the net asset value per share of each class on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE (normally 4:00 pm Eastern Time). Long and short portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued 1) at the last quoted sale price or, in the absence of a sale, 2) at the mean of the last bid and ask prices, except for open short positions, which are valued at the last ask price. For securities traded or dealt on more than one exchange, and in the over-the-counter (“OTC”) market, quotations from a securities market in which the security is primarily traded are used. For an option, the last quoted sale price on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest ask prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange or board of trade for which OTC market quotations are readily available generally shall be valued at the mean of the current bid and ask prices. OTC derivatives for which market quotations are not readily available or are determined to be unreliable, shall generally be valued by an independent pricing agent or other reliable third party.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

Securities are valued at fair value, in accordance with procedures approved by the Fund’s Board of Directors (the “Board”), and carried out by the valuation committee appointed by the Board (the “Valuation Committee”) when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s Investment Manager (as defined in Note 3); or 3) securities are determined to be illiquid. As of June 30, 2017, the Fund did not hold any illiquid securities or securities valued at fair value by the Valuation Committee.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

Pursuant to the Fund’s valuation procedures noted previously, equity securities, which includes options and warrants, (foreign or domestic) that are actively traded on a securities exchange are valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. U.S. Treasuries are valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Foreign currencies that are actively traded are valued based on the unadjusted quoted price from the applicable market, and to the extent valuation adjustments are not applied to these balances, they are categorized as Level 1. Forward currency contracts are fair valued using various inputs and techniques, which include actual trading information, and foreign currency exchange rates. To the extent that these inputs are observable and timely, the fair values of forward currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Investments for which there are no such quotations, or for which quotations do not appear to represent fair value, are valued at fair value using methods determined in good faith by the Valuation Committee. These fair valuations may be categorized as Level 2 or Level 3, depending on the valuation inputs.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of June 30, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$428,745,353	$—	$—	$428,745,353
Short-Term Investments*	—	37,707,687	—	37,707,687
Money Market Funds*	2,658,334	—	—	2,658,334
Total Investments in Securities	$431,403,687	$37,707,687	$—	$469,111,374
Foreign Exchange Risk Exposure:
Forward Currency Contracts^	$—	$43,872	$—	$43,872
Liabilities
Foreign Exchange Risk Exposure:
Forward Currency Contracts^	$—	$3,459,060	$—	$3,459,060
________________________________________________________________

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.
^	Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund’s policy is to disclose significant transfers between all levels based on valuations at the end of the reporting period.  As of June 30, 2017, there were no transfers made between levels compared to the valuation input levels on December 31, 2016.  The Fund did not invest in any Level 3 securities during the period.

Security Transactions, Investment Income, and Realized Gain/Loss — Security transactions are accounted for on trade date plus one (trade date on calendar quarter end dates). Dividend income is recorded on the ex-dividend date and is recorded net of unrecoverable withholding tax. Interest income and expenses are recorded on an accrual basis. Identified cost of investments sold is used to determine the realized gain and loss for both financial statement and Federal income tax purposes.

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect generally at the close of the NYSE (normally 4:00 pm Eastern Time) on the date of valuation. If the foreign exchange rate in effect at the close of the NYSE is not available, the currency may be valued using the foreign exchange rate standard provided by the Fund’s pricing agent. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency transactions in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Restricted Securities — The Fund may invest in restricted debt and equity securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. To the extent the Fund purchases securities which are restricted as to resale, the Fund may incur additional risks and costs. Restricted securities may be particularly difficult to value, their disposition may require greater effort and expense than that of more liquid securities, and the Fund may incur costs in connection with the registration of restricted securities in order to dispose of such securities to the public. These securities are typically purchased under Rule 144A of the Securities Act of 1933. As of June 30, 2017, the Fund did not hold any restricted securities.

Forward Currency Contracts — During the period ended June 30, 2017, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts as measured by the difference between the forward rates at the dates of entry into the contracts and the forward rates at the reporting date is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

Securities Sold Short — The Fund may sell a security short to, among other things, increase investment returns based on the anticipation of a decline in the fair value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price in the future at the time of replacement. The price may be higher or lower than the price at which the Fund sold the security.

The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates. A gain, limited to the difference between the replacement price and the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with the custodian, holding cash and/or long securities to sufficiently cover its short position on a daily basis. Gross income received on the investments in the segregated account is applied to the relevant account and gross expenses, related to the borrowing expense on securities sold short charged by the broker for entering into the short position, are labeled borrowing expenses on securities sold short on the Fund’s Statement of Operations. As of June 30, 2017, the Fund did not have any short positions, and the Fund did not have any short positions during the period.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

Option Transactions — The Fund may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The Fund may write call and put options. When the Fund writes a call or put option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Distributions to Shareholders — Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. The amount of distribution will vary, and there is no guarantee the Fund will pay either income or capital gain distributions. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. The Fund uses equalization accounting to allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and correspondingly reduces the amount of such income and gains that it distributes in cash to remaining shareholders. The Fund records distributions on its books on the ex-dividend date. For the period ended June 30, 2017, the Fund did not have any distributions.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its net taxable income. Therefore, no Federal income or excise tax provision is required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund files U.S. Federal, Maryland State, and New Jersey State tax returns. Tax years 2013-2016 generally remain subject to examination by the Fund’s major tax jurisdictions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2016, the Fund did not incur any interest and penalties.

Contractual Obligations — The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Fund management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

Redemption Fee — The Fund will generally charge a redemption fee of 2.00% of the net asset value of shares redeemed if the shares are sold within 60 calendar days of purchase. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is reflected as paid-in capital on the Fund’s Statement of Asset and Liabilities.

Income and Expense Allocation — Each class of shares for the Fund has identical rights and privileges, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares, except with respect to the Rule 12b-1 distribution and shareholder services fees paid by the Investor Class shares pursuant to the Distribution Plan (described below). The Institutional Class shares do not have a Rule 12b-1 distribution and shareholder services fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Use of Estimates — These financial statements are prepared in accordance with GAAP, which requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual amounts could differ from those estimates.

Note 3. Investment Advisory Fees, Servicing Fees, and Other Fees and Expenses

Investment Manager — Wintergreen Advisers, LLC (the “Investment Manager”) is the investment manager to the Fund. Pursuant to an Investment Advisory Agreement, the Investment Manager is entitled to receive an investment advisory fee from the Fund at an annual rate of 1.50% of the Fund’s average daily net assets.

Administration and Other Services — US Bancorp Fund Services, LLC (“USBFS”) provides administration, portfolio accounting, and transfer agency services to the Fund. USBFS is paid customary fees for its services, pursuant to agreements between USBFS and the Fund.

Distribution — Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Manager, USBFS, or its affiliated companies. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund reimburses the Distributor for fees paid to various financial institutions, including for reimbursement of expenses incurred by the Investment Manager, for distribution and shareholder services rendered to the Fund pursuant to the Distribution Plan in an amount up to 0.25% of the average daily net assets of the Investor Class shares.

Other Service Providers — Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides the Fund with a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, Anti-Money Laundering Officer, and Identity Theft Prevention Officer, as well as additional compliance support functions. The Principal Executive Officer is a control affiliate and officer of the Distributor. FFOS is paid customary fees for its services pursuant to an agreement between FFOS and the Fund regarding such services.

JP Morgan Chase Bank, N.A. provides custodial services for the Fund and is paid customary fees for its services.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

Fund Officers and Directors — Certain officers of the Fund may also be directors, officers, or employees of the Investment Manager, USBFS, the Distributor, or FFOS, and during their terms of office, receive no compensation from the Fund, except that the entities received aforementioned customary fees. Neither USBFS, the Distributor, FFOS, nor any of their officers or employees who serve as an officer of the Fund, has a role in determining the Fund’s investment policies or which securities are to be purchased or sold by the Fund.

Each Board member is not an interested person (as defined in the Act) of the Fund. The Fund pays each Board member $40,000 per year. In addition, Board members are reimbursed by the Fund for expenses incurred in connection with attending Board meetings and any educational seminars.

Note 4. Waiver of Fees

The Investment Manager has voluntarily agreed to waive a portion of its advisory fee so that total operating expenses do not exceed, on an annual basis, 1.95% for the Investor Class and 1.70% for the Institutional Class. The Investment Manager may discontinue the voluntary waiver at any time. For the six months ended June 30, 2017, the Investment Manager waived $225,993. The Investment Manager does not intend to seek reimbursement for these waivers of advisory fees.

Note 5. Security Transactions

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments and U.S. government obligations were $2,389,219 and $34,988,202, respectively, for the period ended June 30, 2017.

Note 6. Affiliated Issuers

Under section 2(a)(3) of the Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.

Investments in affiliated companies of the Fund as of June 30, 2017, are shown below:

	Number			Number
	of shares			of shares	Fair value		Realized
	held at			held at	at		capital
	December 31,	Gross	Gross	June 30,	June 30,	Investment	gain/
Name of issuer	2016	additions	reductions	2017	2017	income	(loss)
Consolidated —
Tomoka Land Co.	1,232,334	—	—	1,232,334	$70,181,421	$98,587	$—

Note 7. Disclosures about Investment Risks and Hedging Activities

The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic stability; and currency and

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

interest rate and price fluctuations. The Fund’s investments may also be subject to, among other risks, market risk, counterparty risk and credit risk (each of which is described below), sector and industry risk, value risk, foreign securities (including emerging markets) risk, currency risk, interest rate risk, income risk, short sale risk, derivatives risk, small- and mid-capitalization company risk and investor activism risk.

The Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks the Fund may attempt to manage through investing in derivative instruments include, but are not limited to, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Market risk is the potential for changes in an asset’s value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk involves the possibility that a loss may occur due to, among other things, the failure of a debt issuer to pay interest and principal in a timely manner. Credit risk is limited to amounts recorded by the Fund as assets in the form of unrealized gains on forward currency contracts and the market values of OTC options. The Investment Manager is responsible for determining the value of the underlying collateral relating to a derivative instrument. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

These risks, and other potential risks of investing in the Fund, are described in the Fund’s Prospectus and Statement of Additional Information.

Note 8. Derivative Financial Instruments

Forward Currency Contracts — A forward currency contract is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward currency contracts can help manage the risk of changes in currency exchange rates. These contracts are marked-to-market at the applicable translation rates. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if the Investment Manager is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward currency contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Fund’s Statement of Assets and Liabilities.

Option Transactions — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (“OTC options”). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, as OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract, losses would be limited to the market value of options.

When a fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a fund pays the current market price for the option (known as the “option premium”). A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when a call option is purchased by a fund, the fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by a fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When a fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when a fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. A fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by a fund expires unexercised, the fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

Derivative and Hedging Activities — The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. The Fund did not purchase option contracts during the period and the Fund did not hold option contracts at June 30, 2017. The Fund had a monthly average of 16 forward currency contracts open during the period. The Forward Currency Contracts table at the end of the Statement of Investments lists the contracts outstanding as of June 30, 2017.

The following is a summary of the location of fair value amounts of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2017:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted	Statement of Assets		Statement of Assets
For as Hedging Instruments	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Foreign Exchange Risk Exposure:
Forward Currency Contracts	Unrealized gain on forward		Unrealized loss on forward
	currency contracts	$43,872	currency contracts	$3,459,060

The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on the Fund’s Statement of Operations for the period ended June 30, 2017:

			Net Decrease
Derivatives Not Accounted	Location Of Gain/(Loss)		In Unrealized
For as Hedging Instruments	On Derivatives	Net Realized Gain	Appreciation/Depreciation
Equity Risk Exposure:
Purchased OTC Call Options	Net realized gain on:
	Unaffiliated investments	$5,654,571	$(707,936)
Foreign Exchange Risk Exposure:
Forward Currency Contracts	Net realized and unrealized gain/
	(loss) on foreign currency
	transactions and forward
	currency contracts	$3,286,668	$(8,238,071)

Note 9. Offsetting Assets and Liabilities

The Fund is subject to various Master Netting Arrangements (“MNA’s”), which govern the terms of certain transactions with select counterparties. The MNA’s allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MNA’s also specify collateral posting arrangements at pre-arranged exposure levels. Under the MNA’s, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

OFFSETTING FINANCIAL ASSETS AND DERIVATIVE ASSETS

Gross amounts not offset
			Net amounts	in the statement of
			of assets	financial position
		Gross amounts	presented in	Financial	Financial
		offset in the	the statement	instruments	instruments	Cash
	Gross amounts of	statement of	of financial	available	collateral	collateral	Net
Description	recognized assets	financial position	position	for offset	received*	received*	Amount
Derivatives	$43,872	—	$43,872	$(43,872)	—	—	—

OFFSETTING FINANCIAL LIABILITIES AND DERIVATIVE LIABILITIES

Gross amounts not offset
			Net amounts	in the statement of
			of liabilities	financial position
		Gross amounts	presented in	Financial	Financial
		offset in the	the statement	instruments	instruments	Cash
	Gross amounts of	statement of	of financial	available for	collateral	collateral	Net
Description	recognized liabilities	financial position	position	offset	pledged*	pledged*	Amount
Derivatives	$3,459,060	—	$3,459,060	$(43,872)	—	—	$3,415,188
________________________________________________________________

*  In some instances, the actual collateral pledged/received may be more than amount shown.

Note 10. Federal Tax Information

	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
Distributions paid from:
Ordinary Income	$—	$15,432,419
Long-Term Capital Gain	—	24,264,290
Total Distributions Paid	$—	$39,696,709

At December 31, 2016, the components of accumulated gains and losses for income tax purposes were as follows:

Unrealized	Undistributed	Undistributed	Capital and
Appreciation	Operating Income	Long-term Gains	Other Losses	Total
$166,137,069	$—	$11,421,562	$(66,112)	$177,492,519

At December 31, 2016, the Fund did not have any net capital loss carry forwards for income tax purposes.

At December 31, 2016, the Fund did not defer on a tax basis any post October losses of capital. The Fund may distribute non-capital gain income to shareholders resulting in a potential tax event.

WINTERGREEN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2017 (Unaudited)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, the reclassification for the Fund was:

Accumulated Undistributed Net Investment Income	$9,193,526
Accumulated Net Realized Loss	(18,923,183)
Paid-in Capital	9,729,657

Note 11. Other Information

On June 30, 2017, two accounts held approximately 65% of the outstanding shares of the Investor Class and four accounts held approximately 57% of the outstanding shares of the Institutional Class. These are omnibus accounts held on behalf of several thousand underlying shareholders.

Note 12. Subsequent Events

In preparing these financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
JUNE 30, 2017 (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio and the Fund’s proxy voting record for the most recent twelve-month period ended June 30, 2017 are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473), visiting the Fund’s website at www.wintergreenfund.com, or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (“N-Q”). The Fund’s N-Q’s are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and/or on the SEC’s website at www.sec.gov. Copies of the Fund’s N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expenses Example

A shareholder of a mutual fund incurs two types of costs: (1) transaction costs, reinvested dividends, or other distributions; redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if any), and other fund specific expenses. This example is intended to help the shareholder understand ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses Comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the example are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the Hypothetical Example for Comparison is useful in comparing ongoing costs only, and will not help to determine the relative total costs of owning different funds. In addition, if these transaction costs were included, shareholder costs would have been higher.

WINTERGREEN FUND, INC.
ADDITIONAL INFORMATION
JUNE 30, 2017 (Unaudited)

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	January 1, 2017	June 30, 2017	Period*
Investor Class
Actual Return	$1,000.00	$1,109.90	$10.20
Hypothetical Return (5% return before expenses)	$1,000.00	$1,015.12	$9.74
Institutional Class
Actual Return	$1,000.00	$1,110.80	$8.90
Hypothetical Return (5% return before expenses)	$1,000.00	$1,016.36	$8.50
________________________________________________________________

*
As expressed below, expenses are equal to the Investor Class annualized expense ratio of 1.95%, and the Institutional Class annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the half-year period.

		Fund’s Annualized		Average Account		Number of Days in Most
Expenses	=	Expense Ratio	X	Value Over the Period	X	Recent Fiscal Half Year
365

Householding — In an effort to decrease costs, the Fund will reduce the number of duplicate summary prospectuses, annual, and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free (888) GOTOGREEN (888-468-6473) to request individual copies of these documents or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Qualified Dividend Income/Dividends Received Deduction — For the fiscal year ended December 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Wintergreen Fund	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2016 was as follows:

Wintergreen Fund	54%

Shareholder Tax Information — As of December 31, 2016, the Fund distributed taxable ordinary income distributions of 0.94% that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(c).

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Privacy Policy

This privacy policy applies to individuals, and we reserve the right to change any or all of the principles, along with related provisions, at any time.

You trust us with your financial and other personal information; we in turn are committed to respect your privacy and safeguard that information.

By adhering to the practices described below, we affirm our continuing commitment to protecting your privacy.

Collection and Use of Shareholder Information

Wintergreen Fund, Inc. and the IRA custodian (“We” or the “Fund”) collect only relevant information about the Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and other personal information about you from the following sources: information you provide on applications or other forms (for example, your name, address, social security number and birthdate); information derived from your transactions with us (for example, transaction amount, account balance and account number); information you provide to us if you access account information or conduct account transactions online (for example, password, account number, e-mail address, alternate telephone number).

Keeping Information Secure

We maintain physical, electronic, and procedural safeguards to protect your financial and other personal information, and we continually assess new technology with the aim of adding new safeguards to those we have in place.

Limiting Access to Information

We limit access to personally identifiable information to only those with a business reason to know such information.

Use of Personal and Financial Information by Us and Third Parties

We do not sell non-public personal information about current or former customers or their accounts to any third parties, and do not disclose such information to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.

Those who may receive this information include the companies that provide transfer agent, technology, and administrative services, as well as the investment adviser who is an affiliate of the Fund.

Accuracy of Information

We strive to keep our records of your information accurate, and we take immediate steps to correct errors. If there are any inaccuracies in your statements or in any other communications from us, please contact us or contact your investment professional.

(Not Part of the Semi-Annual Report)

Wintergreen Fund, Inc.

FOR MORE INFORMATION

Investment Manager
Wintergreen Advisers, LLC
333 Route 46 West, Suite 204
Mountain Lakes, New Jersey 07046

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, New York 10004

Wintergreen Fund, Inc.
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(888) GOTOGREEN
(888-468-6473)
www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.
(a) The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Wintergreen Fund, Inc.

By                   /s/ Richard J. Berthy
                       Richard J. Berthy, Principal Executive Officer

Date                August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                    /s/ Richard J. Berthy
                        Richard J. Berthy, Principal Executive Officer

Date                 August 23, 2017

By                    /s/ Trudance L.C. Bakke
                        Trudance L.C. Bakke, Principal Financial Officer

Date                 August 23, 2017